Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

June 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 54.8%
Information Technology – 16.6%
Communications Equipment – 0.1%
Calix, Inc.(a)	4,520	$160,143
Lumentum Holdings, Inc.(a)	3,190	162,435

		322,578

Electronic Equipment, Instruments & Components – 0.4%
Avnet, Inc.	2,850	146,747
Belden, Inc.	1,863	174,750
CDW Corp./DE	6,242	1,397,209
Coherent Corp.(a)	768	55,649
Fabrinet(a)	852	208,561
Novanta, Inc.(a)	721	117,602
TD SYNNEX Corp.	1,700	196,180

		2,296,698

Semiconductors & Semiconductor Equipment – 6.2%
Amkor Technology, Inc.	4,730	189,295
Broadcom, Inc.	3,292	5,285,405
FormFactor, Inc.(a)	3,168	191,759
KLA Corp.	2,783	2,294,611
MACOM Technology Solutions Holdings, Inc.(a)	1,625	181,139
Monolithic Power Systems, Inc.	212	174,196
NVIDIA Corp.	147,500	18,222,150
NXP Semiconductors NV	10,443	2,810,107
QUALCOMM, Inc.	11,030	2,196,955
Semtech Corp.(a)	4,639	138,613
Synaptics, Inc.(a)	1,890	166,698
Universal Display Corp.	944	198,476

		32,049,404

Software – 7.2%
ACI Worldwide, Inc.(a)	4,580	181,322
Adobe, Inc.(a)	5,918	3,287,686
CommVault Systems, Inc.(a)	1,690	205,453
Fair Isaac Corp.(a)	90	133,979
Five9, Inc.(a)	2,270	100,107
Freshworks, Inc. - Class A(a)	7,257	92,091
Gen Digital, Inc.	63,138	1,577,187
HubSpot, Inc.(a)	173	102,034
Klaviyo, Inc. - Class A(a)	5,053	125,769
Manhattan Associates, Inc.(a)	1,061	261,728
Microsoft Corp.(b)	50,398	22,525,386
Monday.com Ltd.(a)	604	145,419
Nutanix, Inc. - Class A(a)	2,755	156,622
Oracle Corp.	37,476	5,291,611
PTC, Inc.(a)	906	164,593
Samsara, Inc. - Class A(a)	2,778	93,619
ServiceNow, Inc.(a)	2,062	1,622,114
Workday, Inc. - Class A(a)	3,498	782,013

		36,848,733

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.(b)	54,303	$11,437,298
Pure Storage, Inc. - Class A(a)	3,627	232,890
Western Digital Corp.(a)	26,512	2,008,814

		13,679,002

		85,196,415

Health Care – 7.8%
Biotechnology – 1.6%
Akero Therapeutics, Inc.(a)	1,518	35,612
Apogee Therapeutics, Inc.(a)	910	35,809
Arcus Biosciences, Inc.(a)	2,567	39,095
Ascendis Pharma A/S (ADR)(a)	433	59,053
Blueprint Medicines Corp.(a)	836	90,104
Bridgebio Pharma, Inc.(a)	1,920	48,634
Cytokinetics, Inc.(a)	1,347	72,980
Exact Sciences Corp.(a)	1,924	81,289
GRAIL, Inc.(a)	1	13
Halozyme Therapeutics, Inc.(a)	2,160	113,098
Insmed, Inc.(a)	1,720	115,240
Intellia Therapeutics, Inc.(a)	1,486	33,257
Legend Biotech Corp. (ADR)(a)	987	43,714
MoonLake Immunotherapeutics(a)	936	41,156
Natera, Inc.(a)	2,250	243,652
Neurocrine Biosciences, Inc.(a)	1,016	139,873
Regeneron Pharmaceuticals, Inc.(a)	2,971	3,122,610
Ultragenyx Pharmaceutical, Inc.(a)	1,472	60,499
Vaxcyte, Inc.(a)	1,313	99,145
Vertex Pharmaceuticals, Inc.(a)	7,332	3,436,655
Viking Therapeutics, Inc.(a)	1,112	58,947
Xenon Pharmaceuticals, Inc.(a)	1,395	54,391

		8,024,826

Health Care Equipment & Supplies – 1.2%
AtriCure, Inc.(a)	3,920	89,258
Avantor, Inc.(a)	6,795	144,054
Edwards Lifesciences Corp.(a)	28,505	2,633,007
Integra LifeSciences Holdings Corp.(a)	4,490	130,839
iRhythm Technologies, Inc.(a)	1,151	123,894
Medtronic PLC	38,666	3,043,401
Teleflex, Inc.	826	173,732

		6,338,185

Health Care Providers & Services – 2.6%
Acadia Healthcare Co., Inc.(a)	1,460	98,609
AMN Healthcare Services, Inc.(a)	2,191	112,245
BrightSpring Health Services, Inc.(a)	5,665	64,354
Elevance Health, Inc.	6,310	3,419,137
HCA Healthcare, Inc.	6,908	2,219,402

Company	Shares	U.S. $ Value

Inari Medical, Inc.(a)	2,186	$105,256
Pediatrix Medical Group, Inc.(a)	9,385	70,857
UnitedHealth Group, Inc.	14,113	7,187,186

		13,277,046

Life Sciences Tools & Services – 1.7%
Fortrea Holdings, Inc.(a)	4,879	113,876
ICON PLC(a)	539	168,960
Illumina, Inc.(a)	7,805	814,686
IQVIA Holdings, Inc.(a)	15,931	3,368,451
Repligen Corp.(a)	805	101,478
Thermo Fisher Scientific, Inc.	4,129	2,283,337
Waters Corp.(a)	6,502	1,886,360

		8,737,148

Pharmaceuticals – 0.7%
Intra-Cellular Therapies, Inc.(a)	1,193	81,709
Roche Holding AG (Sponsored ADR)	57,499	1,993,490
Zoetis, Inc.	10,279	1,781,967

		3,857,166

		40,234,371

Financials – 7.0%
Banks – 1.8%
Bank of America Corp.	81,091	3,224,989
BankUnited, Inc.	4,670	136,691
Comerica, Inc.	3,739	190,839
First BanCorp./Puerto Rico	10,236	187,216
First Citizens BancShares, Inc./NC - Class A	145	244,123
First Hawaiian, Inc.	8,711	180,840
Texas Capital Bancshares, Inc.(a)	2,565	156,824
Webster Financial Corp.	3,474	151,432
Wells Fargo & Co.	69,870	4,149,579
Wintrust Financial Corp.	1,930	190,221
Zions Bancorp NA	4,021	174,391

		8,987,145

Capital Markets – 1.8%
Cboe Global Markets, Inc.	1,170	198,970
Charles Schwab Corp. (The)	46,518	3,427,911
Goldman Sachs Group, Inc. (The)	8,530	3,858,290
Invesco Ltd.	10,806	161,658
LPL Financial Holdings, Inc.	3,892	1,087,036
Moelis & Co. - Class A	2,082	118,382
PJT Partners, Inc. - Class A	1,221	131,758
Stifel Financial Corp.	4,197	353,177
TPG, Inc.	3,439	142,547

		9,479,729

Financial Services – 1.9%
NCR Atleos Corp.(a)	4,277	115,565
PayPal Holdings, Inc.(a)	16,867	978,792
Shift4 Payments, Inc. - Class A(a)	1,974	144,793
Visa, Inc. - Class A	32,127	8,432,374
Walker & Dunlop, Inc.	1,842	180,884

		9,852,408

Company	Shares	U.S. $ Value

Insurance – 1.5%
American Financial Group, Inc./OH	1,231	$151,438
Everest Group Ltd.	321	122,307
Hanover Insurance Group, Inc. (The)	940	117,914
Kemper Corp.	1,720	102,048
Progressive Corp. (The)	25,560	5,309,067
Ryan Specialty Holdings, Inc.	3,247	188,034
Willis Towers Watson PLC	5,650	1,481,091

		7,471,899

		35,791,181

Communication Services – 6.0%
Diversified Telecommunication Services – 0.5%
Comcast Corp. - Class A	62,654	2,453,531

Entertainment – 0.4%
Walt Disney Co. (The)	20,712	2,056,494

Interactive Media & Services – 4.5%
Alphabet, Inc. - Class C(b)	77,887	14,286,034
Meta Platforms, Inc. - Class A	17,296	8,720,989

		23,007,023

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	4,816	181,660
Nexstar Media Group, Inc.	1,312	217,805

		399,465

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.	16,125	2,840,902

		30,757,415

Consumer Discretionary – 4.9%
Automobile Components – 0.1%
Adient PLC(a)	7,454	184,188
BorgWarner, Inc.	6,806	219,426

		403,614

Automobiles – 0.2%
Stellantis NV	41,608	825,919

Broadline Retail – 1.9%
Amazon.com, Inc.(a)	50,555	9,769,754
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,371	134,591

		9,904,345

Diversified Consumer Services – 0.1%
ADT, Inc.	29,106	221,205
Duolingo, Inc.(a)	792	165,267

		386,472

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.9%
Cava Group, Inc.(a)	1,523	$141,258
Dine Brands Global, Inc.	2,410	87,242
Domino’s Pizza, Inc.	276	142,507
Hyatt Hotels Corp. - Class A	10,741	1,631,773
Restaurant Brands International, Inc.	29,407	2,069,370
Viking Holdings Ltd.(a)	8,166	277,154
Wingstop, Inc.	498	210,485

		4,559,789

Household Durables – 0.1%
NVR, Inc.(a)	19	144,183
PulteGroup, Inc.	1,500	165,150
SharkNinja, Inc.	2,274	170,891
Taylor Morrison Home Corp.(a)	2,883	159,833

		640,057

Leisure Products – 0.0%
Brunswick Corp./DE	2,320	168,827

Specialty Retail – 1.1%
AutoNation, Inc.(a)	1,400	223,132
AutoZone, Inc.(a)	602	1,784,388
Bath & Body Works, Inc.	4,840	189,002
Dick’s Sporting Goods, Inc.	930	199,811
Home Depot, Inc. (The)	9,701	3,339,472
Wayfair, Inc. - Class A(a)	2,486	131,087

		5,866,892

Textiles, Apparel & Luxury Goods – 0.5%
Birkenstock Holding PLC(a)	2,190	119,158
Crocs, Inc.(a)	780	113,833
Deckers Outdoor Corp.(a)	158	152,936
NIKE, Inc. - Class B	21,559	1,624,902
PVH Corp.	1,578	167,063
Ralph Lauren Corp.	1,012	177,161
Tapestry, Inc.	4,302	184,082

		2,539,135

		25,295,050

Industrials – 4.4%
Aerospace & Defense – 0.1%
Axon Enterprise, Inc.(a)	544	160,067
Curtiss-Wright Corp.	650	176,137
Howmet Aerospace, Inc.	1,795	139,346
Moog, Inc. - Class A	854	142,874

		618,424

Building Products – 0.6%
AZEK Co., Inc. (The)(a)	3,152	132,794
Builders FirstSource, Inc.(a)	1,180	163,324
Carlisle Cos., Inc.	354	143,444
Lennox International, Inc.	438	234,321
Otis Worldwide Corp.	23,570	2,268,848

		2,942,731

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.1%
ABM Industries, Inc.	3,454	$174,669
MillerKnoll, Inc.	6,917	183,231
Tetra Tech, Inc.	898	183,623

		541,523

Construction & Engineering – 0.5%
API Group Corp.(a)	4,140	155,788
Comfort Systems USA, Inc.	623	189,467
Dycom Industries, Inc.(a)	1,015	171,291
Fluor Corp.(a)	4,880	212,524
MasTec, Inc.(a)	13,919	1,489,194
WillScot Mobile Mini Holdings Corp.(a)	4,835	181,990

		2,400,254

Electrical Equipment – 1.0%
BWX Technologies, Inc.	1,735	164,825
Eaton Corp. PLC	12,918	4,050,439
Regal Rexnord Corp.	1,126	152,258
Sensata Technologies Holding PLC	24,157	903,230

		5,270,752

Ground Transportation – 0.7%
ArcBest Corp.	2,115	226,474
CSX Corp.	96,667	3,233,511
Saia, Inc.(a)	250	118,573
XPO, Inc.(a)	1,516	160,923

		3,739,481

Industrial Conglomerates – 0.2%
Honeywell International, Inc.	4,431	946,196

Machinery – 0.8%
Gates Industrial Corp. PLC(a)	11,760	185,926
Ingersoll Rand, Inc.	1,520	138,077
ITT, Inc.	1,231	159,020
John Bean Technologies Corp.	1,630	154,801
Middleby Corp. (The)(a)	1,598	195,931
Oshkosh Corp.	983	106,361
PACCAR, Inc.	31,196	3,211,316
Pentair PLC	2,390	183,241

		4,334,673

Marine Transportation – 0.0%
Kirby Corp.(a)	1,044	124,998

Passenger Airlines – 0.0%
Alaska Air Group, Inc.(a)	3,690	149,076

Professional Services – 0.3%
Booz Allen Hamilton Holding Corp.	5,700	877,230
FTI Consulting, Inc.(a)	660	142,250
Robert Half, Inc.	3,037	194,307
WNS Holdings Ltd.(a)	2,650	139,125

		1,352,912

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.1%
Core & Main, Inc. - Class A(a)	2,457	$120,245
Herc Holdings, Inc.	1,210	161,281

		281,526

		22,702,546

Consumer Staples – 3.0%
Beverages – 0.9%
Celsius Holdings, Inc.(a)	2,986	170,471
Coca-Cola Co. (The)	41,141	2,618,625
Constellation Brands, Inc. - Class A	7,495	1,928,313

		4,717,409

Consumer Staples Distribution & Retail – 1.6%
Costco Wholesale Corp.	2,237	1,901,427
Grocery Outlet Holding Corp.(a)	5,698	126,040
Walmart, Inc.	88,424	5,987,189

		8,014,656

Food Products – 0.1%
Freshpet, Inc.(a)	1,361	176,100
Lamb Weston Holdings, Inc.	2,140	179,931
Nomad Foods Ltd.	10,651	175,529

		531,560

Household Products – 0.4%
Procter & Gamble Co. (The)	13,451	2,218,339

Personal Care Products – 0.0%
BellRing Brands, Inc.(a)	2,736	156,335

		15,638,299

Energy – 1.7%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	70,958	2,495,593
ChampionX Corp.	3,830	127,194
TechnipFMC PLC	8,419	220,157

		2,842,944

Oil, Gas & Consumable Fuels – 1.1%
Cameco Corp.	4,470	219,924
Chevron Corp.	10,968	1,715,615
EOG Resources, Inc.	23,351	2,939,190
HF Sinclair Corp.	2,075	110,680
International Seaways, Inc.	980	57,947
Magnolia Oil & Gas Corp. - Class A	8,020	203,227
Northern Oil and Gas, Inc.	3,410	126,750
Permian Resources Corp.	12,069	194,914

Company	Shares	U.S. $ Value

Southwestern Energy Co.(a)	27,197	$183,036

		5,751,283

		8,594,227

Materials – 1.5%
Chemicals – 1.5%
Avient Corp.	4,390	191,624
Corteva, Inc.	45,763	2,468,456
Element Solutions, Inc.	7,514	203,780
Linde PLC	5,606	2,459,969
LyondellBasell Industries NV - Class A	23,531	2,250,975

		7,574,804

Containers & Packaging – 0.0%
Berry Global Group, Inc.	2,090	122,996

		7,697,800

Real Estate – 1.0%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc. - Class A	5,820	92,363

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	1,592	158,977

Industrial REITs – 0.5%
First Industrial Realty Trust, Inc.	2,572	122,196
Prologis, Inc.	20,816	2,337,845
STAG Industrial, Inc.	5,180	186,791

		2,646,832

Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.(a)	1,200	246,336

Residential REITs – 0.1%
Independence Realty Trust, Inc.	11,010	206,327

Specialized REITs – 0.3%
American Tower Corp.	7,764	1,509,167
CubeSmart	2,131	96,257

		1,605,424

		4,956,259

Utilities – 0.9%
Electric Utilities – 0.9%
American Electric Power Co., Inc.	20,023	1,756,818
IDACORP, Inc.	1,471	137,024
NextEra Energy, Inc.	35,829	2,537,051
Portland General Electric Co.	3,740	161,717

		4,592,610

Multi-Utilities – 0.0%
CenterPoint Energy, Inc.	4,110	127,328

		4,719,938

Total Common Stocks (cost $137,895,215)		281,583,501

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 38.6%
Funds and Investment Trusts – 38.6%(c) (d)
AB All Market Real Return Portfolio - Class Z		4,549,842	$40,357,098
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		1,635,769	19,547,437
Bernstein International Strategic Equities Portfolio - Class Z		8,836,000	116,723,562
Bernstein Small Cap Core Portfolio - Class Z		851,848	10,861,063
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		385,758	10,947,824

Total Investment Companies (cost $158,815,877)			198,436,984

	Notional Amount

PURCHASED OPTIONS - PUTS – 1.9%
Options on Equity Indices – 1.9%
Euro STOXX 50 Index Expiration: May 2025; Contracts: 8,290; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(a)	EUR	35,647,000	877,036
Euro STOXX 50 Index Expiration: May 2025; Contracts: 1,870; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(a)		8,041,000	197,836
Euro STOXX 50 Index Expiration: May 2025; Contracts: 1,600; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(a)		6,880,000	169,271
FTSE 100 Index Expiration: Jun 2025; Contracts: 1,820; Exercise Price: GBP 7,100.00; Counterparty: UBS AG(a)	GBP	12,922,000	232,860
FTSE 100 Index Expiration: Jun 2025; Contracts: 370; Exercise Price: GBP 7,100.00; Counterparty: Goldman Sachs International(a)		2,627,000	47,340
FTSE 100 Index Expiration: Jun 2025; Contracts: 370; Exercise Price: GBP 7,100.00; Counterparty: UBS AG(a)		2,627,000	47,340
Nikkei 225 Index Expiration: Jun 2025; Contracts: 165,000; Exercise Price: JPY 31,750.00; Counterparty: UBS AG(a)	JPY	5,238,750,000	652,373
S&P 500 Index Expiration: Jun 2025; Contracts: 78,400; Exercise Price: USD 4,675.00; Counterparty: UBS AG(a)	USD	366,520,000	6,417,004
S&P 500 Index Expiration: Jun 2025; Contracts: 15,000; Exercise Price: USD 4,675.00; Counterparty: Goldman Sachs International(a)		70,125,000	1,227,743

Total Purchased Options - Puts (premiums paid $10,742,759)			9,868,803

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 6.6%
Investment Companies – 6.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(c) (d) (e) (cost $33,743,883)	33,743,883	$33,743,883

Total Investments – 101.9% (cost $341,197,734)(f)		523,633,171
Other assets less liabilities – (1.9)%		(9,798,416)

Net Assets – 100.0%		$513,834,755

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	100	September 2024	$8,776,726	$(74,078)
10 Yr Japan Bond (OSE) Futures	16	September 2024	14,206,974	(93,605)
E-Mini Russell 2000 Futures	18	September 2024	1,858,500	(18,260)
Euro Buxl 30 Yr Bond Futures	14	September 2024	1,952,728	(615)
Euro STOXX 50 Index Futures	604	September 2024	31,864,032	(165,930)
Euro-BOBL Futures	72	September 2024	8,978,506	33,312
Euro-Bund Futures	52	September 2024	7,329,842	576
Hang Seng Index Futures	3	July 2024	338,646	(5,931)
Long Gilt Futures	47	September 2024	5,796,895	45,098
MSCI Emerging Markets Futures	52	September 2024	2,829,320	12,998
MSCI Singapore IX ETS Futures	14	July 2024	326,615	2,655
Nikkei 225 (OSE) Futures	23	September 2024	5,658,152	69,996
OMXS 30 Index Futures	32	July 2024	778,338	(680)
S&P 500 E-Mini Futures	496	September 2024	136,933,200	655,500
S&P Mid 400 E-Mini Futures	4	September 2024	1,183,240	(11,666)
S&P/TSX 60 Index Futures	48	September 2024	9,196,155	21,694
TOPIX Index Futures	153	September 2024	26,726,739	272,716
U.S. T-Note 2 Yr (CBT) Futures	387	September 2024	79,032,656	220,200
U.S. T-Note 10 Yr (CBT) Futures	760	September 2024	83,588,125	649,405
U.S. Ultra Bond (CBT) Futures	131	September 2024	16,420,031	347,562
Sold Contracts
10 Yr Australian Bond Futures	26	September 2024	1,969,808	14,372
FTSE 100 Index Futures	218	September 2024	22,630,111	183,566
SPI 200 Futures	272	September 2024	35,255,960	(83,744)

				$2,075,141

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	NOK	35,593	USD	3,358	07/19/2024	$23,278
Bank of America, NA	USD	7,130	NOK	78,177	07/19/2024	195,310
Bank of America, NA	USD	14,166	SEK	153,979	07/19/2024	373,824
Bank of America, NA	NZD	3,362	USD	2,055	07/25/2024	6,814
Bank of America, NA	USD	2,870	NZD	4,703	07/25/2024	(5,581)
Bank of America, NA	EUR	7,118	USD	7,631	08/08/2024	(4,862)
Bank of America, NA	USD	4,050	JPY	630,169	08/16/2024	(106,215)
Bank of America, NA	CAD	2,119	USD	1,553	08/23/2024	2,202
Bank of America, NA	USD	4,790	GBP	3,777	08/29/2024	(13,813)
Barclays Bank PLC	NOK	15,253	USD	1,439	07/19/2024	9,318
Barclays Bank PLC	SEK	23,734	USD	2,277	07/19/2024	36,109
Barclays Bank PLC	USD	5,276	CHF	4,747	08/08/2024	31,816
Barclays Bank PLC	USD	5,999	JPY	950,667	08/16/2024	(49,906)
BNP Paribas SA	EUR	567	USD	610	08/08/2024	1,794
Brown Brothers Harriman & Co.	USD	504	GBP	397	08/29/2024	(2,287)
Citibank, NA	NOK	5,665	USD	512	07/19/2024	(18,555)
Citibank, NA	USD	667	EUR	618	08/08/2024	(3,367)
Citibank, NA	JPY	1,220,110	USD	7,899	08/16/2024	264,066
Deutsche Bank AG	JPY	856,816	USD	5,548	08/16/2024	185,988
Goldman Sachs Bank USA	SEK	69,017	USD	6,294	07/19/2024	(223,327)
Goldman Sachs Bank USA	USD	15,910	NZD	25,954	07/25/2024	(101,760)
Goldman Sachs Bank USA	CHF	19,617	USD	21,909	08/08/2024	(21,807)
Goldman Sachs Bank USA	USD	18,621	CAD	25,605	08/23/2024	117,966
HSBC Bank USA	CHF	11,207	USD	12,416	08/08/2024	(113,268)
HSBC Bank USA	USD	5,916	CHF	5,206	08/08/2024	(96,310)
HSBC Bank USA	CAD	17,885	USD	13,043	08/23/2024	(46,436)
HSBC Bank USA	AUD	6,793	USD	4,527	09/19/2024	(14,369)
JPMorgan Chase Bank, NA	SEK	16,101	USD	1,550	07/19/2024	29,869
JPMorgan Chase Bank, NA	SEK	68,861	USD	6,345	07/19/2024	(156,965)
JPMorgan Chase Bank, NA	USD	2,702	CHF	2,401	08/08/2024	(17,168)
JPMorgan Chase Bank, NA	USD	40,274	EUR	37,405	08/08/2024	(144,348)
JPMorgan Chase Bank, NA	JPY	1,784,068	USD	11,402	08/16/2024	237,653
JPMorgan Chase Bank, NA	USD	6,273	JPY	968,387	08/16/2024	(212,628)
Morgan Stanley Capital Services LLC	SEK	30,089	USD	2,883	07/19/2024	42,042
Morgan Stanley Capital Services LLC	USD	1,848	CHF	1,661	08/08/2024	9,081
Morgan Stanley Capital Services LLC	USD	1,681	CHF	1,494	08/08/2024	(10,391)
Morgan Stanley Capital Services LLC	USD	18,912	GBP	14,910	08/29/2024	(56,885)
State Street Bank & Trust Co.	SEK	3,064	USD	293	07/19/2024	3,849

						$150,731

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	1,202	09/20/2024	$(5,932)
Swiss Market Index Futures	0.00%	Maturity	CHF	962	09/20/2024	(9,580)

						$(15,512)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.

(f)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $190,755,861 and gross unrealized depreciation of investments was $(6,110,064), resulting in net unrealized appreciation of $184,645,797.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$281,583,501	$—	$—	$281,583,501
Investment Companies	198,436,984	—	—	198,436,984
Purchased Options - Puts	—	9,868,803	—	9,868,803
Short-Term Investments	33,743,883	—	—	33,743,883

Total Investments in Securities	513,764,368	9,868,803	—	523,633,171
Other Financial Instruments(b):
Assets:
Futures	2,529,650	—	—	2,529,650
Forward Currency Exchange Contracts	—	1,570,979	—	1,570,979
Liabilities:
Futures	(454,509)	—	—	(454,509)
Forward Currency Exchange Contracts	—	(1,420,248)	—	(1,420,248)
Total Return Swaps	—	(15,512)	—	(15,512)

Total	$515,839,509	$10,004,022	$—	$525,843,531

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2024 is as follows:

							Distributions
Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2024 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$61,377	$2,261	$24,998	$(5,125)	$6,842	$40,357	$2,261	$0
Bernstein Fund, Inc. - International Small Cap Portfolio	37,429	1,158	21,685	2,786	(141)	19,547	1,158	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	188,999	6,042	104,187	15,548	10,322	116,724	6,041	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	16,112	1,441	7,600	1,378	(470)	10,861	1,441	0
Government Money Market Portfolio	14,390	315,291	295,937	0	0	33,744	1,958	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	17,278	342	8,411	1,072	667	10,948	342	0
Total	$335,585	$326,535	$462,818	$15,659	$17,220	$232,181	$13,201	$0